Financial Instruments - Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies (Detail)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 CZK (Kč)	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Assets, Gross amounts presented in consolidated balance sheets		$ 101,000,000			$ 18,000,000
Canada, Dollars | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives | €	€ 10,000,000
Canada, Dollars | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		1,732,000,000
Canada, Dollars | 2018 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.27249
Foreign exchange forward contract, Sales Exchange Rate	0.78027
Canada, Dollars | 2018 [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.48899
Foreign exchange forward contract, Sales Exchange Rate	0.66174
Canada, Dollars | 2018 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	€ 22,000,000	208,000,000
Canada, Dollars | 2018 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	€ 16,000,000	980,000,000
Canada, Dollars | 2019 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.29098
Foreign exchange forward contract, Sales Exchange Rate	0.77989
Canada, Dollars | 2019 [Member] | Euro [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.56845
Foreign exchange forward contract, Sales Exchange Rate	0.64926
Canada, Dollars | 2019 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	€ 9,000,000	41,000,000
Canada, Dollars | 2019 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives	€ 5,000,000	596,000,000
Canada, Dollars | 2020 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.29947
Foreign exchange forward contract, Sales Exchange Rate	0.77338
Canada, Dollars | 2020 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		9,000,000
Canada, Dollars | 2020 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		291,000,000
Canada, Dollars | 2021 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.78321
Canada, Dollars | 2021 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		97,000,000
Canada, Dollars | 2022 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.78978
Canada, Dollars | 2022 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		26,000,000
United States of America, Dollars | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		6,109,000,000
United States of America, Dollars | 2018 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.05170
United States of America, Dollars | 2018 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		3,778,000,000
United States of America, Dollars | 2019 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04678
United States of America, Dollars | 2019 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		1,755,000,000
United States of America, Dollars | 2020 [Member] | Mexican Peso [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.04684
United States of America, Dollars | 2020 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		576,000,000
Euro Member Countries, Euro | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives | Kč				Kč 8,100,000,000
Euro Member Countries, Euro | Short [Member]
Derivative [Line Items]
Assets, Gross amounts presented in consolidated balance sheets		(63,000,000)	£ (49,000,000)
Euro Member Countries, Euro | 2018 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.86349
Foreign exchange forward contract, Sales Exchange Rate	1.17146
Euro Member Countries, Euro | 2018 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.11963
Foreign exchange forward contract, Sales Exchange Rate	0.83230
Euro Member Countries, Euro | 2018 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03791
Foreign exchange forward contract, Sales Exchange Rate	25.46600
Euro Member Countries, Euro | 2018 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		104,000,000	7,000,000	4,128,000,000
Euro Member Countries, Euro | 2018 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		130,000,000	28,000,000	14,000,000
Euro Member Countries, Euro | 2019 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.86276
Foreign exchange forward contract, Sales Exchange Rate	1.18414
Euro Member Countries, Euro | 2019 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	1.11072
Foreign exchange forward contract, Sales Exchange Rate	0.83346
Euro Member Countries, Euro | 2019 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03799
Euro Member Countries, Euro | 2019 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		37,000,000	1,000,000	2,885,000,000
Euro Member Countries, Euro | 2019 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		68,000,000	14,000,000
Euro Member Countries, Euro | 2020 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.85860
Foreign exchange forward contract, Sales Exchange Rate	1.22742
Euro Member Countries, Euro | 2020 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.88220
Euro Member Countries, Euro | 2020 [Member] | Czech Koruna [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.03851
Euro Member Countries, Euro | 2020 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		14,000,000		Kč 1,101,000,000
Euro Member Countries, Euro | 2020 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		16,000,000	9,000,000
Euro Member Countries, Euro | 2021 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.82532
Foreign exchange forward contract, Sales Exchange Rate	1.29394
Euro Member Countries, Euro | 2021 [Member] | British Pound [Member]
Derivative [Line Items]
Foreign exchange forward contract, Sales Exchange Rate	0.92098
Euro Member Countries, Euro | 2021 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		7,000,000
Euro Member Countries, Euro | 2021 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		11,000,000	£ 6,000,000
Euro Member Countries, Euro | 2022 [Member] | US Dollar [Member]
Derivative [Line Items]
Foreign exchange forward contract, Purchases Exchange Rate	0.75974
Foreign exchange forward contract, Sales Exchange Rate	1.31155
Euro Member Countries, Euro | 2022 [Member] | Long [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		1,000,000
Euro Member Countries, Euro | 2022 [Member] | Short [Member]
Derivative [Line Items]
Notional amount of foreign currency derivatives		$ 1,000,000